Marketable Securities - Summary of Fair Value of Available-for-sale Marketable Debt Securities by Type of Security (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 74,928	$ 98,325
Gross Unrealized Gains	1	0
Gross Unrealized Losses	(1,016)	(221)
Fair Value	73,913	98,104
U.S. Treasury notes
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	50,080	77,550
Gross Unrealized Gains	1	0
Gross Unrealized Losses	(714)	(188)
Fair Value	49,367	77,362
U.S. government agency bonds
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	10,957	20,775
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(184)	(33)
Fair Value	10,773	$ 20,742
Corporate bonds
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	13,891
Gross Unrealized Gains	0
Gross Unrealized Losses	(118)
Fair Value	$ 13,773